Offerings - Offering: 1	Jul. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,700,000
Proposed Maximum Offering Price per Unit	10.58
Maximum Aggregate Offering Price	$ 17,986,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,483.87
Offering Note	(1) This Registration Statement registers 1,700,000 additional shares of common stock, par value $0.0001 per share ("Common Stock"), of Spok Holdings, Inc. (the "Registrant") that may be issued to participants pursuant to the Amended and Restated Spok Holdings, Inc. 2020 Equity Incentive Award Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration, which results in an increase in the number of outstanding shares of Common Stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and the low prices per share of Common Stock as reported on the Nasdaq Global Select Market on July 24, 2026.